Investments in Securities and Affiliated Companies (Available-for-Sale Securities by the Consolidated Balance Sheets) (Details) (JPY ¥) In Millions				12 Months Ended								12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Short Term Investments Total [Member] Short-term Investments [Member]	Mar. 31, 2010 Current [Member] Short-term Investments [Member]	Mar. 31, 2011 Investments and Advances Total [member] Investments and Advances [Member]	Mar. 31, 2010 Investments and Advances Total [member] Investments and Advances [Member]	Mar. 31, 2011 Securitization products [Member]	Mar. 31, 2010 Securitization products [Member]	Mar. 31, 2010 Government Debt Securities [Member] Short-term Investments [Member]	Mar. 31, 2011 Government Debt Securities [Member] Short-term Investments [Member]	Mar. 31, 2011 Corporate Debt Securities [Member] Short-term Investments [Member]	Mar. 31, 2010 Corporate Debt Securities [Member] Short-term Investments [Member]	Mar. 31, 2011 Other Securities [Member] Short-term Investments [Member]	Mar. 31, 2010 Other Securities [Member] Short-term Investments [Member]	Mar. 31, 2011 Government Debt Securities [Member] Investments and Advances [Member]	Mar. 31, 2010 Government Debt Securities [Member] Investments and Advances [Member]	Mar. 31, 2011 Corporate Debt Securities [Member] Investments and Advances [Member]	Mar. 31, 2010 Corporate Debt Securities [Member] Investments and Advances [Member]	Mar. 31, 2011 Other Securities [Member] Investments and Advances [Member]	Mar. 31, 2010 Other Securities [Member] Investments and Advances [Member]	Mar. 31, 2011 Investments and Advances [Member] Equity Securities [Member]	Mar. 31, 2010 Investments and Advances [Member] Equity Securities [Member]
Amortized cost basis				¥ 16,313	¥ 53,529	¥ 117,669	¥ 127,377	¥ 133,982	¥ 180,906	¥ 43,839	¥ 2,907	¥ 10,798	¥ 6,071	¥ 2,608	¥ 3,619	¥ 311	¥ 305	¥ 25,818	¥ 26,419	¥ 6,684	¥ 10,314	¥ 84,856	¥ 90,339
Gross gains				254	11	65,143	74,433	65,397	74,444	1		252	8	2	2	14	11	1,640	3,032	99	392	63,390	70,998
Gross losses				9	5	2,935	1,720	2,944	1,725			9	5					419	166	86	67	2,430	1,487
Aggregate fair value	¥ 26,490	¥ 59,038	¥ 24,729	¥ 16,558	¥ 53,535	¥ 179,877	¥ 200,090	¥ 196,435	¥ 253,625	¥ 43,840	¥ 2,907	¥ 11,041	¥ 6,074	¥ 2,610	¥ 3,621	¥ 325	¥ 316	¥ 27,039	¥ 29,285	¥ 6,697	¥ 10,639	¥ 145,816	¥ 159,850